COMMON STOCK/PAID IN CAPITAL (Details)		Mar. 31, 2019 Number shares		Sep. 30, 2018 Number shares
June 2016 Warrants [Member]
Warrants issued		12,600,000		12,900,000
June 2016 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.054		.054
June 2016 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03
June 2016 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.0087
June 2016 Warrants [Member] | Expected Term [Member]
Measurement Input		3	[2]	3
June 2016 Warrants [Member] | Volatility [Member]
Measurement Input		135		1.35
July 2016 Warrants [Member]
Warrants issued		10,000,000		10,000,000
July 2016 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.040		.040
July 2016 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03
July 2016 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		0.80		.0080
July 2016 Warrants [Member] | Expected Term [Member]
Measurement Input | Number		3	[2]	3
July 2016 Warrants [Member] | Volatility [Member]
Measurement Input		138		1.38
August 2016 Warrants [Member]
Warrants issued		3,300,000		3,300,000
August 2016 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.032		0.032
August 2016 Warrants [Member] | Exercise Price [Member]
Measurement Input		0		0.03
August 2016 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1		0.008
August 2016 Warrants [Member] | Expected Term [Member]
Measurement Input		3	[2]	3
August 2016 Warrants [Member] | Volatility [Member]
Measurement Input		137		1.37
November 2016 Warrants [Member]
Warrants issued		1,700,000		1,700,000
November 2016 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.029		.029
November 2016 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03
November 2016 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.0128
November 2016 Warrants [Member] | Expected Term [Member]
Measurement Input		3	[2]	3
November 2016 Warrants [Member] | Volatility [Member]
Measurement Input		131		1.31
June 2017 Warrants [Member]
Warrants issued		3,100,000		3,200,000
June 2017 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.025		.025
June 2017 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03
June 2017 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.0135
June 2017 Warrants [Member] | Expected Term [Member]
Measurement Input		2	[2]	2
June 2017 Warrants [Member] | Volatility [Member]
Measurement Input		135		1.35
July 2017 Warrants [Member]
Warrants issued		2,500,000		2,500,000
July 2017 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.019		.019
July 2017 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03
July 2017 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.0135
July 2017 Warrants [Member] | Expected Term [Member]
Measurement Input		2	[2]	2
July 2017 Warrants [Member] | Volatility [Member]
Measurement Input		136		1.36
August 2017 Warrants [Member]
Warrants issued		1,250,000		1,250,000
August 2017 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.016		.016
August 2017 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.03
August 2017 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.0133
August 2017 Warrants [Member] | Expected Term [Member]
Measurement Input		2	[2]	2
August 2017 Warrants [Member] | Volatility [Member]
Measurement Input		135		1.35
January 2018 Warrants [Member]
Warrants issued		2,800,000		2,800,000
January 2018 Warrants [Member] | Share Price [Member]
Measurement Input	[1]	0.11		.11
January 2018 Warrants [Member] | Exercise Price [Member]
Measurement Input		0.10
January 2018 Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input		1.5		.0189
January 2018 Warrants [Member] | Expected Term [Member]
Measurement Input		2	[2]	1.5
January 2018 Warrants [Member] | Volatility [Member]
Measurement Input		163		1.63
Warrants [Member]
Warrants issued		9,662,500
Warrants [Member] | Share Price [Member]
Measurement Input | Number		0
Warrants [Member] | Exercise Price [Member]
Measurement Input | Number		0
Warrants [Member] | Risk Free Interest Rate [Member]
Measurement Input | Number		3
Warrants [Member] | Expected Term [Member]
Measurement Input | Number		2
Warrants [Member] | Volatility [Member]
Measurement Input | Number		149

[1]	Fair market value on the date of agreement.
[2]	Average term.